Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Description of the business

Colliers International Group Inc. (“Colliers” or the “Company”) is a global diversified professional services and investment management company providing services to corporate and institutional clients in 33 countries around the world (70 countries including affiliates and franchisees). Operationally, Colliers is organized into three distinct segments: Commercial Real Estate (previously named Real Estate Services), Engineering and Investment Management (“IM”).